N-2 - USD ($)		6 Months Ended
		Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Cover [Abstract]
Entity Central Index Key		0001703079
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		XAI Octagon Floating Rate & Alternative Income Trust
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Fiscal Period Ended	Title of Security	Total Principal Amount Outstanding	Aggregate Liquidation Preference	Liquidation Preference Per Share	Asset Coverage(a)(b)
March 31, 2026	Borrowings	$167,000,000	–	–	3,034
—	Preferred Shares	73,000,000	–	–	565
—	5.92% Series A Mandatory Redeemable Preferred Shares		73,000,000	10.00
September 30, 2025	Borrowings	202,000,000	–	–	3,204
—	Preferred Shares	67,400,000	–	–	761
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
—	6.95% Series II 2029 Convertible Preferred Shares		27,500,000	25.00
September 30, 2024	Borrowings	204,050,000	–	–	3,248
—	Preferred Shares	84,900,000	–	–	200
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
—	6.95% Series 2029 Convertible Preferred Shares		15,000,000	25.00
	6.95% Series II 2029 Convertible Preferred Shares		30,000,000	25.00
September 30, 2023	Borrowings	150,350,000	–	–	2,984
—	Preferred Shares	59,900,000	–	–	147
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
—	6.00% Series 2029 Convertible Preferred Shares		20,000,000	25.00
September 30, 2022	Borrowings	113,150,000	–	–	3,004
—	Preferred Shares	49,900,000	–	–	139
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
—	6.00% Series 2029 Convertible Preferred Shares		10,000,000	25.00
September 30, 2021	Borrowings	98,150,000	–	–	3,227
	Preferred Shares	39,900,000	–	–	162
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
September 30, 2020	Borrowings	35,650,000	–	–	3,384
September 30, 2019	Borrowings	38,965,000	–	–	3,020
September 30, 2018	Borrowings	38,865,000	–	–	3,041
(a)	The asset coverage ratio for the Credit Facility is calculated by subtracting the Trust’s total liabilities and indebtedness not represented by senior securities from the Trust’s total assets, dividing the result by the aggregate amount of the Trust’s senior securities representing indebtedness then outstanding, and then multiplying by $1,000.
(b)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Trust’s total assets, less all liabilities and indebtedness not represented by the Trust’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a liquidation preference of $25 or $10, as applicable.

Senior Securities Amount		$ 167,000,000	$ 202,000,000	$ 204,050,000	$ 150,350,000	$ 113,150,000	$ 98,150,000	$ 35,650,000	$ 38,965,000	$ 38,865,000
Senior Securities Coverage per Unit	[1],[2]	$ 3,034	$ 3,204	$ 3,248	$ 2,984	$ 3,004	$ 3,227	$ 3,384	$ 3,020	$ 3,041
Preferred Stock Liquidating Preference
Senior Securities, Note [Text Block]

The following table sets forth information about the Trust’s outstanding senior securities as of the end of each fiscal year since its inception:

Fiscal Period Ended	Title of Security	Total Principal Amount Outstanding	Aggregate Liquidation Preference	Liquidation Preference Per Share	Asset Coverage(a)(b)
March 31, 2026	Borrowings	$167,000,000	–	–	3,034
—	Preferred Shares	73,000,000	–	–	565
—	5.92% Series A Mandatory Redeemable Preferred Shares		73,000,000	10.00
September 30, 2025	Borrowings	202,000,000	–	–	3,204
—	Preferred Shares	67,400,000	–	–	761
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
—	6.95% Series II 2029 Convertible Preferred Shares		27,500,000	25.00
September 30, 2024	Borrowings	204,050,000	–	–	3,248
—	Preferred Shares	84,900,000	–	–	200
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
—	6.95% Series 2029 Convertible Preferred Shares		15,000,000	25.00
	6.95% Series II 2029 Convertible Preferred Shares		30,000,000	25.00
September 30, 2023	Borrowings	150,350,000	–	–	2,984
—	Preferred Shares	59,900,000	–	–	147
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
—	6.00% Series 2029 Convertible Preferred Shares		20,000,000	25.00
September 30, 2022	Borrowings	113,150,000	–	–	3,004
—	Preferred Shares	49,900,000	–	–	139
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
—	6.00% Series 2029 Convertible Preferred Shares		10,000,000	25.00
September 30, 2021	Borrowings	98,150,000	–	–	3,227
	Preferred Shares	39,900,000	–	–	162
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
September 30, 2020	Borrowings	35,650,000	–	–	3,384
September 30, 2019	Borrowings	38,965,000	–	–	3,020
September 30, 2018	Borrowings	38,865,000	–	–	3,041
(a)	The asset coverage ratio for the Credit Facility is calculated by subtracting the Trust’s total liabilities and indebtedness not represented by senior securities from the Trust’s total assets, dividing the result by the aggregate amount of the Trust’s senior securities representing indebtedness then outstanding, and then multiplying by $1,000.
(b)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Trust’s total assets, less all liabilities and indebtedness not represented by the Trust’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a liquidation preference of $25 or $10, as applicable.

Senior Securities Averaging Method, Note [Text Block]		The asset coverage ratio for a class of senior securities representing stock is calculated as the Trust’s total assets, less all liabilities and indebtedness not represented by the Trust’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a liquidation preference of $25 or $10, as applicable.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

XA Investments LLC (“XAI” or the “Adviser”) serves as the investment adviser of the Trust. The Trust seeks to achieve its investment objective by investing in a dynamically managed portfolio of opportunities primarily within the private credit markets. Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in floating rate credit instruments and other structured credit investments. “Managed Assets” means the total assets of the Trust, including assets attributable to the Trust’s use of leverage, minus the sum of its accrued liabilities (other than liabilities incurred for the purpose of creating leverage).

Risk Factors [Table Text Block]

Risks and Other Considerations

Investing involves risk, including the possible loss of principal and fluctuation in value.

The views expressed in these Questions & Answers reflect those of the portfolio managers only through the report period as stated on the cover. These views are expressed for informational purposes only and are subject to change at any time, based on market and other conditions, and may not come to pass. These views should not be construed as research, investment advice or a recommendation of any kind regarding the Trust or any issuer or security, do not constitute a solicitation to buy or sell any security, and should not be considered specific legal, investment or tax advice. The information provided does not take into account the specific objectives, financial situation, or particular needs of any specific investor.

The views expressed in this report may also include forward-looking statements that involve risk and uncertainty, and there is no guarantee that any predictions will come to pass. Actual results or events may differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession, and interest rates. Neither XAI nor Octagon has any obligation to update or otherwise revise any forward-looking statements, including any revision to reflect changes in any circumstances arising after the date hereof relating to any assumptions or otherwise.

There can be no assurance that the Trust will achieve its investment objective or that any investment strategies or techniques discussed herein will be effective. The value of the Trust will fluctuate with the value of the underlying securities. Historically, exchange-listed closed-end funds often trade at a discount to their NAV.

Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

Effects of Leverage [Text Block]

The Trust uses leverage to seek to enhance total return and income. The Trust may use leverage through (i) the issuance of senior securities representing indebtedness, including through borrowing from financial institutions or issuance of debt securities, including notes or commercial paper (collectively, “Indebtedness”), (ii) the issuance of preferred shares and/or (iii) reverse repurchase agreements, securities lending, short sales or derivatives, such as swaps, futures or forward contracts, that have the effect of leverage (“portfolio leverage”). The Trust currently intends to use leverage through Indebtedness and may use Indebtedness to the maximum extent permitted under the 1940 Act. Under the 1940 Act, the Trust may utilize Indebtedness up to 33 1/3% of its Managed Assets (specifically, the Trust may not incur Indebtedness if, immediately after incurring such Indebtedness, the Trust would have asset coverage (as defined in the 1940 Act) of less than 300% and the preferred asset coverage shall not be less than 200%).

NAV Per Share		$ 22.3
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

NOTE 5 - CAPITAL TRANSACTIONS

Pursuant to the Trust’s Agreement and Declaration of Trust, the Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share.

Effective March 20, 2026, the Trust completed a 1-for-5 reverse stock split. The total net assets of the Trust were unchanged, and the number of shares outstanding and NAV per share were adjusted accordingly.

The tables below provide information of the Trust's outstanding common shares of beneficial interest, par value of $0.01 per share ("Common Shares"), the Trust’s 5.92% Series A Mandatory Redeemable Preferred Shares, the Trust’s 6.50% Series 2026 Term Preferred Shares, par value of $0.01 per share, the Trust’s 6.95% Series 2029 Convertible Preferred Shares, and the Trust’s 6.95% Series II 2029 Convertible Preferred Shares, par value of $0.01 per share.

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Common shares outstanding - beginning of period	76,154,591	68,869,903
Common Shares issued in connection with the at-the-market offering	–	1,848,836
Common Shares issued in connection with conversion from 6.95% Series 2029 Convertible Preferred Shares	–	2,218,785
Common Shares issued in connection with conversion from 6.95% Series II 2029 Convertible Preferred Shares	–	2,739,487
Common shares issued as reinvestment of dividends	–	477,580
Reduction of commons shares resulting from 1-for-5 reverse stock split(a)	(60,923,707)	–
Common shares outstanding - end of period	15,230,884	76,154,591
(a)	The Trust completed a 1-for-5 reverse stock split. All share information has been retroactively adjusted to reflect this reverse stock split.
	5.92% Series A Mandatory Redeemable Preferred Shares
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Preferred Shares outstanding - beginning of period	-	-
Preferred Shares converted	-	-
Preferred Shared issued in a privately negotiated direct purchase agreement	7,300,000	-
Preferred Shares redeemed	-	-
Preferred Shares outstanding - end of period	7,300,000	-
	6.50% Series 2026 Term Preferred Shares
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Preferred Shares outstanding - beginning of period	1,596,000	1,596,000
Preferred Shares converted	-	-
Preferred Shared issued in a privately negotiated direct purchase agreement	-	-
Preferred Shares redeemed	(1,596,000)	-
Preferred Shares outstanding - end of period	-	1,596,000
	6.95% Series 2029 Convertible Preferred Shares
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Preferred Shares outstanding - beginning of period	-	600,000
Preferred Shares converted	-	(600,000)
Preferred Shared issued in a privately negotiated direct purchase agreement	-	-
Preferred Shares outstanding - end of period	-	-
	6.95% Series II 2029 Convertible Preferred Shares
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Preferred Shares outstanding - beginning of period	1,100,000	1,200,000
Preferred Shares converted	-	(700,000)
Preferred Shared issued in a privately negotiated direct purchase agreement	-	600,000
Preferred Shares redeemed	(1,100,000)	-
Preferred Shares outstanding - end of period	-	1,100,000

The Board of Trustees is authorized to classify and reclassify any unissued shares into other classes or series of shares and authorize the issuance of shares without obtaining stockholder approval.

On June 4, 2024, the Trust entered into a Distribution Agreement with Paralel Distributors, LLC (the “Distributor”), pursuant to which the Trust may offer and sell up to 15,000,000 Common Shares, from time to time, through the Distributor, in transactions that are deemed to be “at-the-market” as defined in Rule 415 under the Securities Act of 1933. The minimum price on any day at which Common Shares may be sold will not be less than the then current net asset value per Common Share plus any commissions to be paid to the Distributor. The Trust’s at-the-market program, under the Foreside Agreement and the Distribution Agreement, resulted in shares issued and proceeds generated as follows:

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Common Shares Issued	–	1,848,836
Net Proceeds	$–	$12,634,695

On November 6, 2023, the Trust entered into a direct purchase agreement between the Trust and the purchasers listed therein to sell in a privately negotiated transaction up to 1,200,000 6.95% Series 2029 Convertible Preferred Shares at a price $23.25 per share. On February 14, 2024, February 28, 2024 and April 4, 2024, the Trust issued and sold to the purchasers 400,000, 400,000 and 400,000 6.95% Series 2029 Convertible Preferred Shares, respectively, for total gross proceeds (before deduction of offering expenses) of $27,900,000.

On June 10, 2024, the Trust entered into a direct purchase agreement between the Trust and the purchasers listed therein to sell in a privately negotiated transaction up to 1,800,000 6.95% Series II 2029 Convertible Preferred Shares at a price of $23.25 per share. On June 13, 2024, July 31, 2024, September 20, 2024, October 1, 2024 and October 10, 2024, the Trust issued and sold to the purchasers 400,000, 400,000, 400,000, 400,000 and 400,000 6.95% Series II 2029 Convertible Preferred Shares, respectively, for total gross proceeds (before deduction of offering expenses) of $41,850,000.

On October 21, 2025, the Trust entered into a direct purchase agreement between the Trust and the purchasers listed therein to sell in a privately negotiated transaction up to 7,300,000 5.92% Series A Mandatory Redeemable Preferred Shares at a price of $10.00 per share. On October 21, 2025, the trust issued and sold to the purchasers 5,000,000 5.92% Series A Mandatory Redeemable Preferred Shares for the total gross proceeds (before deduction of offering expenses of $50,000,000. On December 18, 2025, the trust issued and sold to the purchasers 2,300,000 5.92% Series A Mandatory Redeemable Preferred Shares for the total gross proceeds (before deduction of offering expenses of $23,000,000.

On October 31, 2025, the Trust redeemed all 1,596,000 outstanding shares of its 6.50% Series 2026 Term Preferred Shares at the redemption price of $25.00, which equaled the liquidation preference of $25.00 per share. There were no accumulated and unpaid dividends on the 6.50% Series 2026 Term Preferred Shares as of October 31, 2025.

On December 29, 2025, the holders of the Trust’s 6.95% Series II 2029 Convertible Preferred Shares adopted and approved Amendment No. 1 to Appendix D, effective as of June 10, 2024, to the Trust’s Statement of Preferences of Term Preferred Shares, effective as of March 23, 2024 (the “Statement of Preferences”) in order to eliminate the Non-Call Period applicable to the 6.95% Series II 2029 Convertible Preferred Share, which Amendment No. 1 was accepted and approved by the Board of Trustees of the Trust. On January 30, 2026, the Trust redeemed all 1,100,000 outstanding shares of its 6.95% Series II 2029 Convertible Preferred Shares at the redemption price of $25.00, which equaled the liquidation preference of $25.00 per share. There were no accumulated and unpaid dividends on the 6.95% Series II 2029 Convertible Preferred Shares as of January 30, 2026.

The Trust paid $0 in offering costs during the period ended March 31, 2026 relating to the at-the-market program and preferred share offerings. For the six months ended March 31, 2026, the Trust deducted $2,376,175 of offering costs from paid-in capital. The Statement of Assets and Liabilities as of March 31, 2026 reflect

$657,627 of deferred offering costs outstanding.

Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 73,000,000	$ 67,400,000	$ 84,900,000	$ 59,900,000	$ 49,900,000	$ 39,900,000
Senior Securities Coverage per Unit	[1],[2]	$ 565	$ 761	$ 200	$ 147	$ 139	$ 162
Preferred Stock Liquidating Preference
Series A Mandatory Redeemable Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Coverage per Unit		$ 10
Series 2026 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Preferred Stock Liquidating Preference			25	25	25	25	$ 25
Series II 2029 Convertible Preferred Shares [Member]
Financial Highlights [Abstract]
Preferred Stock Liquidating Preference			$ 25	25
Series 2029 Convertible Preferred Shares [Member]
Financial Highlights [Abstract]
Preferred Stock Liquidating Preference				$ 25	$ 25	$ 25

[1]	The asset coverage ratio for a class of senior securities representing stock is calculated as the Trust’s total assets, less all liabilities and indebtedness not represented by the Trust’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a liquidation preference of $25 or $10, as applicable.
[2]	The asset coverage ratio for the Credit Facility is calculated by subtracting the Trust’s total liabilities and indebtedness not represented by senior securities from the Trust’s total assets, dividing the result by the aggregate amount of the Trust’s senior securities representing indebtedness then outstanding, and then multiplying by $1,000.